Note 21 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings	$ 11,399	$ 48,304
Total current borrowings and current portion of non-current borrowings	425,999	535,133
Total Borrowings	437,398	583,437	$ 728,762
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	11,399	48,304
Current borrowings before costs of issue of debt	411,541	513,909
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 14,458	$ 21,224